Intangible Assets- Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 15,839
2023	24,846
2024	16,800
2025	9,103
2026	2,845
Thereafter	14,816
Total	$ 84,249	$ 76,171